Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Line Items]
Convertible Class B common stock outstanding	2,711,811	2,699,710	2,707,725
Anti-dilutive stock options excluded from earnings per share	31,839	67,014	9,984